NET LOSS PER SHARE - Disclosure of net loss per share (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE [Abstract]
Net loss for the year	$ (32,933,645)	$ (20,249,424)
Basic weighted average numbers of share outstanding	57,032	49,844
Diluted weighted average numbers of shares outstanding	57,032	49,844
Loss per share:
Basic	$ (0.58)	$ (0.41)
Diluted	$ (0.58)	$ (0.41)